Warrants (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Warrants and Rights Note Disclosure [Abstract]
Summary of Assumptions Used to Estimate Fair Value of Warrants Granted

The following table summarizes the assumptions used to estimate the fair value of the warrants granted during the nine months ended September 30, 2019.

2019
Expected dividend yield	0%
Weighted-average expected volatility	217%
Weighted-average risk-free interest rate	2.75%
Expected life of warrants	5 years

The following table summarizes the assumptions used to estimate the fair value of warrants granted during the years ended December 31, 2018 and 2017:

	2018	2017
Expected dividend yield	0%	0%
Weighted-average expected volatility	231-632%	200%
Weighted-average risk-free interest rate	2.55-2.75%	1.81-1.84%
Expected life of warrants	5-8 years	5 years

Schedule of Outstanding and Exercisable Warrants

The Company’s outstanding and exercisable warrants as of September 30, 2019 are presented below:

	Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Warrants Outstanding as of December 31, 2018	2,880,141	$0.08	3.74	$782,385
Warrants granted	300,000	$0.01	-	-
Warrants forfeited	-	-	-	-
Warrants exercised	(16,666)	$0.01	-	-

Warrants Outstanding as of September 30, 2019	3,163,475	$0.08	3.02	$3,574,954

The Company’s outstanding and exercisable warrants as of December 31, 2018 and 2017 are presented below:

	Number Outstanding	Weighted Average Exercise Price	Contractual Life in Years	Intrinsic Value
Warrants Outstanding as of December 31, 2016	2,647,446	$0.24	4.24	$930,751
Warrants granted	115,650	$0.18	5.0	-
Warrants forfeited	-	-	-	-
Warrants exercised	(25,000)	$0.01	-	-

Warrants Outstanding as of December 31, 2017	2,738,096	$0.24	3.28	$937,567
Warrants granted	577,045	$0.02	7.11
Warrants forfeited	(435,000)	-	-	-
Warrants exercised	-	-	-	-

Warrants Outstanding as of December 31, 2018	2,880,141	$0.08	3.74	$782,385